Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 101,720
2014	87,632
2015	71,949
2016	58,536
2017	40,684
Thereafter	99,152
Future minimum lease payments	$ 459,673